UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

THOMSON HORSTMANN & BRYANT

Thomson Horstmann & Bryant Microcap Fund

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012

The Fund intends to file its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.8%
	Shares	Value

CONSUMER DISCRETIONARY — 11.5%
Flexsteel Industries	15	$300
Full House Resorts *	135	412
Hooker Furniture	19	225
Jamba *	756	1,406
Johnson Outdoors, Cl A *	75	1,385
Kenneth Cole Productions, Cl A *	75	1,195
Luby’s *	230	1,407
Marine Products	27	161
MarineMax *	120	1,279
Rocky Brands *	46	651
Ruth’s Hospitality Group *	161	1,114
Spartan Motors	288	1,253
Summer Infant *	130	696

		11,484

CONSUMER STAPLES — 0.2%
Lifeway Foods *	29	242

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value

ENERGY — 6.7%
Abraxas Petroleum *	268	$799
Bolt Technology	55	785
CE Franklin *	200	1,870
Energy Partners *	85	1,384
Gulf Island Fabrication	30	840
Gulfport Energy *	29	760
TGC Industries *	21	239

		6,677

FINANCIALS — 14.1%
Bridge Capital Holdings *	25	382
Cowen Group, Cl A *	240	605
First Bancorp	62	900
First Busey	354	1,642
HFF, Cl A *	73	1,193
ICG Group *	53	502
Middleburg Financial	29	474
National Interstate	35	840
Newport Bancorp *	143	1,966
North Valley Bancorp *	38	478
Northrim BanCorp	34	746
OmniAmerican Bancorp *	15	301
Park Sterling *	194	914
Territorial Bancorp	25	543
TF Financial	75	1,838
TICC Capital	85	783

		14,107

HEALTH CARE — 14.2%
Astex Pharmaceuticals *	265	466
AtriCure *	140	1,148
BioScrip *	240	1,779
Cutera *	149	1,311
Derma Sciences *	90	873
Digirad *	575	1,260

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — (continued)
IRIS International *	40	$523
MModal *	95	1,212
Natus Medical *	100	1,224
Sharps Compliance *	315	1,197
Spectranetics *	177	1,857
Synergetics USA *	135	880
TearLab *	120	492

		14,222

INDUSTRIALS — 24.4%
Active Power *	1,000	885
Aegean Marine Petroleum Network	170	1,215
Ceco Environmental	159	1,304
Columbus McKinnon *	89	1,320
Commercial Vehicle Group *	63	671
Frozen Food Express Industries *	773	1,013
GeoEye *	15	344
Gorman-Rupp	44	1,267
GP Strategies *	68	1,141
Graham	62	1,369
Hudson Global *	78	424
Hurco *	73	1,922
Insteel Industries	160	1,819
Mfri *	44	308
MYR Group *	52	869
Northwest Pipe *	60	1,249
PMFG *	28	378
Primoris Services	80	1,154
SIFCO Industries	96	1,827
Sparton *	139	1,390
Trex *	43	1,376
US Ecology	58	1,257

		24,502

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — 22.8%
Accelrys *	145	$1,193
CalAmp *	215	1,286
Callidus Software *	300	2,376
CIBER *	177	736
Cray *	140	1,561
Datalink *	145	1,476
EasyLink Services International, Cl A *	19	112
Electro Scientific Industries	60	855
Integrated Silicon Solution *	95	1,009
Lionbridge Technologies *	115	316
Marchex, Cl A	76	264
Mercury Computer Systems *	49	647
Move *	175	1,523
Nanometrics *	45	698
Online Resources *	259	733
PROS Holdings *	50	985
Reis *	70	608
Rudolph Technologies *	75	810
SciQuest *	75	1,114
Seachange International *	100	822
SPS Commerce *	45	1,252
SRS Labs *	75	715
support.com *	315	1,143
Vishay Precision Group *	23	333
Vocus *	20	259

		22,826

MATERIALS — 5.1%
American Pacific *	132	1,032
Landec *	172	1,108
Olympic Steel	38	803
TOR Minerals International *	46	812
UFP Technologies *	32	582

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value

MATERIALS — (continued)
Universal Stainless & Alloy *	18	$835

		5,172

UTILITIES — 0.8%
Chesapeake Utilities	13	546
Unitil	9	238

		784

TOTAL COMMON STOCK

(Cost $100,254)		100,016

SHORT-TERM INVESTMENT — 0.9%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (A) (Cost $859)	859	859

TOTAL INVESTMENTS — 100.7%

(Cost $101,113)		$100,875

Percentages are based on Net Assets of $100,163.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of April 30, 2012
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $101,113)	$100,875
Deferred Offering Costs (See Note 2)	68,998
Receivable due from Adviser	41,114
Receivable for Investment Securities Sold	1,167
Dividend and Interest Receivable	3

Total Assets	212,157

Liabilities:
Deferred Offering Costs Payable	68,998
Payable due to Administrator	11,890
Payable for Investment Securities Purchased	1,784
Payable due to Trustees	1,630
Chief Compliance Officer Fees Payable	829
Payable due to Investment Adviser	94
Payable due to Shareholder Servicing Agent (Investor Class Shares)	2
Distribution Fees Payable (Investor Class Shares)	2
Other Accrued Expenses and Other Payables	26,765

Total Liabilities	111,994

Net Assets	$100,163

NET ASSETS CONSIST OF:
Paid-in-Capital	$100,400
Accumulated Net Investment Loss	(58)
Accumulated Net Realized Gain on Investments	59
Net Unrealized Depreciation on Investments	(238)

Net Assets	$100,163

Net Asset Value Per Share:
Institutional Class Shares (unlimited unauthorization - no par value) ($50,083 ÷ 5,020 shares)	$9.98

Net Asset Value Per Share:
Investor Class Shares (unlimited unauthorization - no par value) ($50,080 ÷ 5,020 shares)	$9.98

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
FOR THE PERIOD ENDED
APRIL 30, 2012*
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$40

Total Investment Income	40

Expenses:
Administration Fees	11,890
Trustees’ Fees	1,630
Chief Compliance Officer Fees	829
Investment Advisory Fees	94
Distribution Fees (Investor Class Shares)	2
Shareholder Serving Fees (Investor Class Shares)	2
Professional Fees	8,492
Transfer Agent Fees	6,810
Deferred Offering Costs (See Note 2)	6,423
Printing Fees	2,739
Registration and Filing Fees	932
Custodian Fees	481
Other Expenses	888

Total Expenses	41,212

Less:
Waiver of Investment Advisory Fees	94
Reimbursement from Adviser	41,020

Net Expenses	98

Net Investment Loss	(58)

Net Realized Gain Investments	59
Net Change in Unrealized Depreciation on Investments	(238)

Net Realized and Unrealized Loss on Investments	(179)

Net Decrease in Net Assets Resulting from Operations	$(237)

*	Commenced operations on March 30, 2012.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended April 30, 2012* (Unaudited)
Operations:
Net Investment Loss	$(58)
Net Realized Gain on Investments	59
Net Change in Unrealized Depreciation on Investments	(238)

Net Decrease in Net Assets Resulting From Operations	(237)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	50,200

Net Institutional Share Transactions	50,200
Investor Class Shares
Issued	50,210
Redeemed	(10)

Net Investor Share Transactions	50,200

Net Increase in Net Assets From Capital Share Transactions	100,400

Total Increase in Net Assets	100,163

Net Assets:
Beginning of Period	–

End of Period (including accumulated net investment loss of $58)	$100,163

*	Commenced operations on March 30, 2012.
(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout The Period

        Institutional Class Shares

	Period Ended April 30, 2012‡ (Unaudited)

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.01)
Net Realized and Unrealized Loss	(0.01)

Total from Investment Operations	(0.02)

Net Asset Value, End of Period	$9.98

Total Return†	(0.20)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$50
Ratio of Expenses to Average Net Assets	1.25	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	547.72	%††
Ratio of Net Investment Loss to Average Net Assets	(0.72	)%††
Portfolio Turnover Rate ^	4%

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.
††	Annualized
^	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	Commenced operations on March 30, 2012.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout The Period

        Investor Class Shares

	Period Ended April 30, 2012‡ (Unaudited)

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.01)
Net Realized and Unrealized Loss	(0.01)

Total from Investment Operations	(0.02)

Net Asset Value, End of Period	$9.98

Total Return†	(0.20)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$50
Ratio of Expenses to Average Net Assets	1.35	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	547.82	%††
Ratio of Net Investment Loss to Average Net Assets	(0.81	)%††
Portfolio Turnover Rate ^	4%

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.
††	Annualized
^	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	Commenced operations on March 30, 2012.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 41 Funds. The financial statements herein are those of the Thomson Horstmann & Bryant Microcap Fund (the “Fund”). The investment objective of the Fund is capital appreciation. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of micro-capitalization companies. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2012, all of the Fund’s investments were considered Level 1. For details of investment classifications, reference the Schedule of Investments.

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2012, there were no Level 3 securities.

During the period ended April 30, 2012, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2012, the remaining amount still to be amortized for the Fund was $68,998. As of April 30, 2012, the offering costs had not yet been paid by the Fund.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the period ended April 30, 2012 there were no redemption fees retained by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for the Fund, plus $15,000 per additional class or 0.12% of the first $500 million, 0.10% on assets between $500 million and $1 billion and 0.08% of any amount above $1 billion of the Fund’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the period ended April 30, 2012, the Fund incurred $2 or 0.05%, of shareholder servicing fees.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25%. For the period ended April 30, 2012, the Fund incurred $2 or 0.05%, of distribution fees.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% or 1.75% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until March 29, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.25% and 1.75% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 29, 2013. As of April 30, 2012, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $41,114, expiring in 2015.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

6. Share Transactions:

Period Ended April 30, 2012*
Share Transactions:
Institutional Class Shares
Issued	5,020

Net Share Transactions	5,020

Investor Class Shares
Issued	5,021
Redeemed	(1)

Net Share Transactions	5,020

*	Commenced operations on March 30, 2012.

7. Investment Transactions:

For the period ended April 30, 2012, the Fund made purchases of $104,014 and sales of $3,818 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2012, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$101,113	$3,293	($3,531)	($238)

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012
(Unaudited)

9. Other:

At April 30, 2012, 100% of the Institutional Class Shares and 100% of the Investor Class Shares total shares outstanding were held by one record shareholder.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return
Institutional Class	$1,000.00	$998.00	1.25%	$1.06	*
Investor Class	1,000.00	998.00	1.35	1.14	*
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.65	1.25%	$6.27	**
Investor Class	1,000.00	1,018.15	1.35	6.77	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 31/366 (to reflect the commencement of operations period shown.)

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

During the reporting period, pursuant to Section 15(c) of the 1940 Act, at its February 14-15, 2012 meeting, the Board of The Advisors’ Inner Circle Fund (the “Trust”) considered the approval of a new advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the Thomson Horstmann & Bryant MicroCap Fund (the “Fund”) for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the Adviser’s representatives provided an overview of the Adviser, including its history, assets under management, ownership structure, representative client base, investment management team and experience, execution policies, use of soft dollars, approach to risk management and business plan. The Adviser’s representatives then provided an overview of the new Fund, discussing the Fund’s proposed objective and strategy and the Adviser’s rationale for introducing the new Fund. In addition, the Adviser’s representatives described the micro-cap market and the Adviser’s analysis of individual micro-cap companies, including factors such as management structure and compensation, liquidity, and industry sector considerations. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser’s portfolio management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Investment Performance of the Fund

Because the Fund is new, no performance information relating to the Fund was available for consideration. However, the representatives discussed the performance of a composite of accounts managed by the Adviser with similar strategies as the Fund. The Trustees noted that the composite had generally outperformed its benchmark over various trailing periods.

Cost of Services Provided and Economies of Scale

In concluding that the advisory fee payable by the Fund to the Adviser was reasonable, the Trustees reviewed a report of the proposed fee to be paid by the Fund to the Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s expected total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement. The Board noted that although the investment advisory agreement

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2012

does not currently provide for breakpoints, the Board could re-assess the need for breakpoints in the future as the Fund grows. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

Thomson Horstmann & Bryant Microcap Fund

P.O. Box 219009

Kansas City, MO 64121

1-855-THB-FUND

(1-855-842-3863)

Adviser:

Thomson Horstmann & Bryant, Inc.

501 Merritt 7

Norwalk, CT 06851

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Fund described.

THB-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012